Payments, Details - Century Aluminum Company [Member] - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 0.4	Royalties	JAMAICA	Not applicable [Member]	Government of Jamaica [Member]	Not applicable [Member]	Bauxite [Member]	Aluminum [Member]	Open Pit
#: 2
	1.1	Royalties	JAMAICA	Not applicable [Member]	Government of Jamaica [Member]	Not applicable [Member]	Bauxite [Member]	Aluminum [Member]	Open Pit
#: 3
	0.4	Royalties	JAMAICA	Not applicable [Member]	Government of Jamaica [Member]	Not applicable [Member]	Bauxite [Member]	Aluminum [Member]	Open Pit
#: 4
	0.4	Royalties	JAMAICA	Not applicable [Member]	Government of Jamaica [Member]	Not applicable [Member]	Bauxite [Member]	Aluminum [Member]	Open Pit
#: 5
	$ 0.4	Royalties	JAMAICA	Not applicable [Member]	Government of Jamaica [Member]	Not applicable [Member]	Bauxite [Member]	Aluminum [Member]	Open Pit